Note 10 - Share-based Compensation (Details) - Stock Option Activity for Employee and Director Grants (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Share-based Compensation (Details) - Stock Option Activity for Employee and Director Grants [Line Items]
Balance	378,000
Balance	$ 19.59
Stock Options - Employees And Directors [Member]
Note 10 - Share-based Compensation (Details) - Stock Option Activity for Employee and Director Grants [Line Items]
Balance	378,000	461,000	486,000
Balance	$ 19.59	$ 19.69	$ 47.20
Cancelled/Expired	(83,000)	(25,000)
Cancelled/Expired	$ 20.21	$ 151.70